Fair Value Measurements and Disclosures - Financial assets measured at fair value on non-recurring basis (Details) - Nonrecurring - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets measured at fair value on a nonrecurring basis
Impaired loans	$ 7,307	$ 5,799
Other real estate owned	120
Total	7,427	5,799
Level 3
Financial assets measured at fair value on a nonrecurring basis
Impaired loans	7,307	5,799
Other real estate owned	120
Total	$ 7,427	$ 5,799